Acquisitions and dispositions	12 Months Ended
Dec. 31, 2011
Acquisitions and dispositions

Note 3—Acquisitions and dispositions

We sometimes structure our acquisitions with both an initial payment and later contingent payments tied to post-closing revenue or income growth. For acquisitions completed prior to Jan. 1, 2009, we record the fair value of contingent payments as an additional cost of the entity acquired in the period that the payment becomes probable. For acquisitions completed after Jan. 1, 2009, subsequent changes in the fair value of a contingent consideration liability will be recorded through the income statement. Contingent payments totaled $17 million in 2011.

At Dec. 31, 2011, we were potentially obligated to pay additional consideration which, using reasonable assumptions for the performance of the acquired companies and joint ventures based on contractual agreements, could range from $3 million to $35 million over the next 3 years.

Acquisitions in 2011

On July 1, 2011, BNY Mellon acquired the wealth management operations of Chicago-based Talon Asset Management (“Talon”) for cash of $11 million. We are obligated to pay, upon occurrence of certain events, contingent additional consideration of $5 million, which was recorded as goodwill at the acquisition date. Talon manages assets of wealthy families and institutions. Goodwill related to this acquisition, including the contingent additional consideration, is included in our Investment Management business and totaled $10 million and is deductible for tax purposes. Customer relationship intangible assets related to this acquisition are included in our Investment Management business, with a life of 20 years, and totaled $6 million. The impact of this acquisition was not material to earnings per share in 2011.

On Nov. 30, 2011, BNY Mellon acquired Penson Financial Services Australia Pty Ltd (“Penson”), a clearing firm located in Australia, in a $33 million share purchase transaction. Goodwill related to this acquisition is included in our Investment Services business and totaled $10 million and is non-tax deductible. Customer relationship intangible assets related to this acquisition are included in our Investment Services business, with a life of nine years, and totaled $6 million. The impact of this acquisition was not material to earnings per share in 2011.

Dispositions in 2011

On Dec. 31, 2011, BNY Mellon sold the Shareowner Services business. The sales price of $550 million resulted in a pre-tax gain of $98 million. We recorded an immaterial after-tax gain primarily due to the write-off of non-tax deductible goodwill associated with the business. Excluding the gain on the sale, the Shareowner Services business contributed $273 million of revenue and $21 million of pre-tax income in 2011.

Acquisitions in 2010

On July 1, 2010, we acquired GIS for cash of $2.3 billion. GIS provides a comprehensive suite of products which includes subaccounting, fund accounting/administration, custody, managed account services and alternative investment services. Assets acquired totaled approximately $590 million. Liabilities assumed totaled approximately $250 million. Goodwill related to this acquisition totaled $1,505 million, of which $1,256 million is tax deductible and $249 million is non-tax deductible. Customer contract intangible assets related to this acquisition totaled $477 million with lives ranging from ten years to 20 years.

On Aug. 2, 2010, we acquired BAS for cash of $370 million. This transaction included the purchase of Frankfurter Service Kapitalanlage—Gesellschaft mbH (“FSKAG”), a wholly-owned fund administration affiliate. The combined business offers a full range of tailored solutions for investment companies, financial institutions and institutional investors in Germany. Assets acquired totaled approximately $3.6 billion and primarily consisted of securities of approximately $2.6 billion. Liabilities assumed totaled approximately $3.4 billion and included deposits of $2.3 billion. Goodwill related to this acquisition of $272 million is tax deductible. Customer contract intangible assets related to this acquisition totaled $40 million with a life of ten years.

On Sept. 1, 2010, we acquired I(3) Advisors of Toronto, an independent wealth advisory company, for cash of $21.1 million. Goodwill related to this acquisition totaled $8 million and is non-tax deductible. Customer relationship intangible assets related to this acquisition totaled $10 million with a life of 33 years.

Divestitures in 2010

On Jan. 15, 2010, BNY Mellon sold MUNB, our national bank subsidiary located in Florida. The results for MUNB were classified as discontinued operations. See Note 4 for additional information on the MUNB transaction.

Acquisitions in 2009

In November 2009, we acquired Insight Investment Management Limited (“Insight”) for $377 million of cash and stock. Goodwill related to this acquisition is non-tax deductible and totaled $202 million. Intangible assets (primarily customer contracts) related to the transaction, with a life up to 11 years, totaled $111 million.